Commitments, contingencies, and guarantees (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Estimated Amount of Contracts Remaining to be Executed on Capital Accounts

Estimated amount of contracts remaining to be executed on capital accounts and not provided for:

	As at,
	March 31, 2018	March 31, 2019	March 31, 2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn India	43,041	55,104	797

Aluminium sector
Lanjigarh Refinery (Phase II)	13,353	14,429	209
Jharsuguda 1.25 MTPA smelter	4,910	4,600	67

Zinc sector
Zinc India (mines expansion and smelter)	19,844	19,641	284
Gamsberg mining & milling project	10,572	1,832	26

Copper sector
Tuticorin Smelter 400 KTPA*	27,578	27,941	404

Others	10,560	13,331	193

Total	129,858	136,878	1,980

*	currently contracts are under suspension under the force majeure clause as per the contract

Summary of Commitments Related to the Minimum Work Programme

Commitments related to the minimum work programme (Other than capital commitment):

	As at,
	March 31, 2018	March 31, 2019	March 31, 2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn India (OALP - New Oil and Gas blocks)	—	38,113	551

Summary of Future Minimum Lease Payments Under Non-cancellable Lease

The total of the future minimum lease payments under non-cancellable lease are as follow:

	As at
	March 31, 2018	March 31, 2019	March 31, 2019
Particulars	(₹ in million)	(₹ in million)	(₹ in million)
Within one year of the balance sheet date	87	139	2
Due in a period between one year and five years	50	202	3
Due after five years	11	2	0

Total	148	343	5